                                                                         ------------------------------
                                                                                 OMB APPROVAL
                                                                         ------------------------------
                                                                              OMB Number: 3235-006
                                                                             Expires: February 28, 1994
                                    UNITED STATES                            Estimated average burden
                         SECURITIES AND EXCHANGE COMMISSION               hours per form  . . . . 24.60
                              WASHINGTON, D.C. 20549                     ------------------------------


                                                                                   --------------------
                                                                                       SEC USE ONLY
                                                                                   --------------------
                                    FORM 13F
                                                                                   --------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13 (F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 1999.
                                                       --------    --
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: / /

Todd Investment Advisors,  Inc.                                28-834
--------------------------------------------------------------------------------
Name of Institutional Investment Manager                 Form 13-F File Number
3160 National City Tower, 101 South Fifth Street, Louisville,    KY     40202
--------------------------------------------------------------------------------
Business Address                 (Street)            (City)    (State)  (Zip)
Bosworth M. Todd   (502) 585-3121  Chairman
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C. 78FF(A).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Louisville and State of Kentucky on the 4th day of May 1999.

                               TODD INVESTMENT ADVISORS,  INC.

                               ------------------------------------------------
                                 (Name of Institutional Investment Manager)

                                            Bosworth M. Todd
                               ------------------------------------------------
                                (Manual Signature of Person Duly Authorized
                                          to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:        13f file No.:    Name:             13f file No.:
------------ -------------    ----------------- -------------
1.                            6.
------------ -------------    ----------------- -------------
2.                            7.
------------ -------------    ----------------- -------------
3.                            8.
------------ -------------    ----------------- -------------
4.                            9.
------------ -------------    ----------------- -------------
5.                            10.
------------ -------------    ----------------- -------------


                                                                 FORM 13F

                                             Name of Reporting Manager Todd Investment Advisors
                                      --------------------------------------------------------------------

                                      Item 2:                                 Item 4:           Item 5:
            Item 1:                    Title            Item 3:                Fair           Shares of
         Name of Issuer                 of               CUSIP                Market          Principal
                                       Class            Number                 Value            Amount

Abbott Labs                           Common           002824100                4,458            95,232
Aegon NV                              Common           007924103                2,366            26,329
Albertsons Inc.                       Common           013104104                  278             5,100
Allied Signal                         Common           019512102                2,799            56,900
Amer Home Prod.                       Common           026609107                2,132            32,676
American Intl Group                   Common           026874107                5,374            44,555
Ameritech Corp.                       Common           030954101                4,548            78,932
Anheuser Busch                        Common           035229103                3,172            41,670
Applix                                Common           038316105                   64            15,000
Ashland Inc.                          Common           044204105                  207             5,052
Atlantic Richfield                    Common           048825103                  681             9,319
Automatic Data                        Common           053015103                  446            10,790
Avon Products                         Common           054303102                  518            11,000
Bank One Corp                         Common           06423A103                3,622            65,778
                   COLUMN TOTALS                                               30,665

                                         FORM 13F                                                (SEC USE ONLY)

                        Name of Reporting Manager Todd Investment Advisors
                        -------------------------------------------------
                                                 Item 6:
                                          Investment Discretion                                       Item 8:
            Item 1:           -----------------------------------------   Item 7:           Voting Authority ( Shares)
         Name of Issuer                        (b) Shared-               Managers     --------------------------------------
                              (a) Sole         As Defined   (c) Shared-  See Inst. V  (a) Sole   (b) Shared          (c) None
                                               in Inst. V      Other
Abbott Labs                                                                            42,632                         52,600
Aegon NV                                                                                1,388                         24,941
Albertsons Inc.                                                                           800                          4,300
Allied Signal                                                                          31,700                         25,200
Amer Home Prod.                                                                         2,000                         30,676
American Intl Group                                                                    31,325                         13,230
Ameritech Corp.                                                                        40,192                         38,740
Anheuser Busch                                                                         31,070                         10,600
Applix                                                                                      0                         15,000
Ashland Inc.                                                                                0                          5,052
Atlantic Richfield                                                                      1,619                          7,700
Automatic Data                                                                          4,490                          6,300
Avon Products                                                                           1,000                         10,000
Bank One Corp                                                                           6,902                         58,876
                   COLUMN TOTALS



                                                                FORM 13F

                                             Name of Reporting Manager Todd Investment Advisors
                                      ------------------------------------------------------------------
                                      Item 2:                                 Item 4:           Item 5:
            Item 1:                    Title            Item 3:                Fair           Shares of
         Name of Issuer                 of               CUSIP                 Market          Principal
                                       Class            Number                 Value            Amount

Bankamerica Corp                      Common           06605F102                4,281            60,612
Bell Atlantic                         Common           077853109                3,446            66,672
Bellsouth Corp.                       Common           079860102                2,494            62,264
Berkshire Hathaway                    Common           084670207                1,335               568
Best Foods                            Common           08658U101                  216             4,600
Block, H& R Inc.                      Common           093671105                3,656            77,177
Box Hill System                       Common           10316R108                  133            26,000
BP Amoco PLC                          Common           055622104                1,272            12,590
Bristol Myers                         Common           110122108                4,632            72,228
Brown Foreman Corp B                  Common           115637209                  449             7,800
Century Telephone Enter               Common           156686107                  485             6,900
Chevron Corp                          Common           166751107                  325             3,665
Cincinatti Financial Corp             Common           172062101                  499            13,695
Cisco Sys Inc                         Common           17275R102                7,232            66,011
                   COLUMN TOTALS                                               30,455



                                              FORM 13F                                                     (SEC USE ONLY)
                               Name of Reporting Manager Todd Investment Advisors
                               -------------------------------------------------
                                                     Item 6:
                                              Investment Discretion                                               Item 8:
            Item 1:               ---------------------------------------------     Item 7:              Voting Authority ( Shares)
         Name of Issuer                            (b) Shared-                     Managers    ----------------------------------
                                  (a) Sole         As Defined        (c) Shared-  See Inst. V  (a) Sole    (b) Shared    (c) None
                                                   in Inst. V           Other
Bankamerica Corp                                                                                43,312                    17,300
Bell Atlantic                                                                                   37,310                    29,362
Bellsouth Corp.                                                                                 31,300                    30,964
Berkshire Hathaway                                                                                  63                       505
Best Foods                                                                                           0                     4,600
Block, H& R Inc.                                                                                45,977                    31,200
Box Hill System                                                                                      0                    26,000
BP Amoco PLC                                                                                         0                    12,590
Bristol Myers                                                                                   34,644                    37,584
Brown Foreman Corp B                                                                             1,100                     6,700
Century Telephone Enter                                                                            375                     6,525
Chevron Corp                                                                                       600                     3,065
Cincinatti Financial Corp                                                                            0                    13,695
Cisco Sys Inc                                                                                   37,254                    28,757
                   COLUMN TOTALS



                                                                FORM 13F (SEC USE ONLY)

                                                 Name of Reporting Manager Todd Investment Advisors
                                      ----------------------------------------------------------------------

                                      Item 2:                                  Item 4:           Item 5:
            Item 1:                    Title            Item 3:                  Fair           Shares of
         Name of Issuer                 of               CUSIP                  Market          Principal
                                       Class            Number                  Value            Amount

Coastal Corp.                         Common           190441105                1,238            37,520
Coca Cola Co                          Common           191216100                3,659            59,618
Colgate Palmolive                     Common           194162103                  294             3,200
Computer Assoc.                       Common           204912109                2,096            58,948
Consolidated Edison                   Common           209115104                  890            19,639
Delta Air Lines                       Common           247361108                3,085            44,390
Disney Walt Company                   Common           254687106                  380            12,200
Dover Corp                            Common           260003108                  332            10,100
Dow Chemical                          Common           260543103                  438             4,699
Du  Pont E I                          Common           263534109                1,416            24,394
Duke Energy                           Common           264399106                1,675            30,560
Emerson Elec Co                       Common           291011104                  911            17,200
Englehard Corp.                       Common           292845104                1,909           112,688
Exxon Corp.                           Common           302290101                5,956            84,410
                   COLUMN TOTALS                                               24,279



                                                FORM 13F                                              (SEC USE ONLY)

                             Name of Reporting Manager Todd Investment Advisors
                             --------------------------------------------------
                                                   Item 6:
                                            Investment Discretion                                        Item 8:
            Item 1:             ---------------------------------------------      Item 7:       Voting Authority ( Shares)
         Name of Issuer                          (b) Shared-                      Managers     ------------------------------
                                (a) Sole         As Defined        (c) Shared-   See Inst. V   (a) Sole  (b) Shared  (c) None
                                                 in Inst. V           Other
Coastal Corp.                                                                                    7,320                30,200
Coca Cola Co                                                                                    24,350                35,268
Colgate Palmolive                                                                                    0                 3,200
Computer Assoc.                                                                                 32,198                26,750
Consolidated Edison                                                                              3,639                16,000
Delta Air Lines                                                                                 27,090                17,300
Disney Walt Company                                                                                  0                12,200
Dover Corp                                                                                           0                10,100
Dow Chemical                                                                                        29                 4,670
Du  Pont E I                                                                                    14,700                 9,694
Duke Energy                                                                                     17,160                13,400
Emerson Elec Co                                                                                  3,370                13,830
Englehard Corp.                                                                                 68,738                43,950
Exxon Corp.                                                                                     30,165                54,245
                   COLUMN TOTALS





                                                                     FORM 13F

                                                 Name of Reporting Manager Todd Investment Advisors
                                      ----------------------------------------------------------------------

                                      Item 2:                                  Item 4:           Item 5:
            Item 1:                    Title            Item 3:                  Fair           Shares of
         Name of Issuer                 of               CUSIP                  Market          Principal
                                       Class            Number                  Value            Amount

Federal Home Loan Mtg Co              Common           313400301                  424             7,400
Federal Natl Mtg                      Common           313586109                2,516            36,330
Federal Realty Invt Tr                Common           313747206                  336            15,839
Felcor Lodging Tr Inc                 Common           31430F101                  649            28,000
Fifth Third Bancorp                   Common           316773100                1,019            15,451
First American                        Common           318900107                  334             9,000
First Industrial Realty               Common           32054K103                1,426            59,590
First Union Corp                      Common           337358105                3,780            70,737
First Virginia Bank                   Common           337477103                  404             8,850
Ford Motor Co.                        Common           345370100                3,560            62,807
Gannett Inc.                          Common           364730101                  291             4,620
GTE Corp                              Common           362320103                4,753            78,557
General Electric                      Common           369604103               11,907           107,636
General Magic                         Common           370253106                   58            16,000
                   COLUMN TOTALS                                               31,457




                                                   FORM 13F                                                 (SEC USE ONLY)
                               Name of Reporting Manager Todd Investment Advisors
                               --------------------------------------------------
                                                      Item 6:
                                               Investment Discretion                                           Item 8:
            Item 1:                ---------------------------------------------     Item 7:          Voting Authority ( Shares)
         Name of Issuer                             (b) Shared-                     Managers    -----------------------------------
                                   (a) Sole         As Defined        (c) Shared-  See Inst. V  (a) Sole  (b) Shared   (c) None
                                                    in Inst. V           Other
Federal Home Loan Mtg Co                                                                              0                  7,400
Federal Natl Mtg                                                                                 34,430                  1,900
Federal Realty Invt Tr                                                                              928                 14,911
Felcor Lodging Tr Inc                                                                            26,000                  2,000
Fifth Third Bancorp                                                                                 600                 14,851
First American                                                                                    1,000                  8,000
First Industrial Realty                                                                          33,340                 26,250
First Union Corp                                                                                 37,593                 33,144
First Virginia Bank                                                                               1,650                  7,200
Ford Motor Co.                                                                                   35,365                 27,442
Gannett Inc.                                                                                          0                  4,620
GTE Corp                                                                                         43,096                 35,461
General Electric                                                                                 44,967                 62,669
General Magic                                                                                         0                 16,000
                   COLUMN TOTALS

Page 5 of 9

                                                                     FORM 13F

                                            Name of Reporting Manager Todd Investment Advisors
                                      ----------------------------------------------------------------

                                      Item 2:                                 Item 4:           Item 5:
            Item 1:                    Title            Item 3:                 Fair           Shares of
         Name of Issuer                 of               CUSIP                 Market          Principal
                                       Class            Number                  Value            Amount

Genuine Parts Company                 Common           372460105                  371            12,862
Heinz H.J. Co.                        Common           423074103                  227             4,800
Hewlett Packard Co                    Common           428236103                1,822            26,871
Hillenbrand Ind Inc.                  Common           431573104                  374             8,100
Home Depot                            Common           437076102                4,996            80,250
Hubbell Inc.                          Common           443510201                  564            14,100
I B M                                 Common           459200101                4,127            23,284
Intel Corp.                           Common           458140100                3,518            29,591
Interpublic Group                     Common           460690100                1,986            25,500
Jefferson Pilot                       Common           475070108                  327             4,825
Johnson & Johnson                     Common           478160104                4,457            47,670
Kerr McGee                            Common           492386107                  226             6,900
Kimberly Clark                        Common           494368103                2,095            43,710
Lexmark Intl                          Common           529771107                  733             6,550
                   COLUMN TOTALS                                               25,823




                                                                                                            (SEC USE ONLY)
                                Name of Reporting Manager Todd Investment Advisors
                                --------------------------------------------------
                                                    Item 6:
                                             Investment Discretion                                             Item 8:
            Item 1:              ---------------------------------------------          Item 7:       Voting Authority ( Shares)
         Name of Issuer                           (b) Shared-                          Managers     -------------------------------
                                 (a) Sole         As Defined        (c) Shared-       See Inst. V   (a) Sole  (b) Shared   (c) None
                                                  in Inst. V           Other
Genuine Parts Company                                                                                     0                 12,862
Heinz H.J. Co.                                                                                            0                  4,800
Hewlett Packard Co                                                                                   17,921                  8,950
Hillenbrand Ind Inc.                                                                                  1,000                  7,100
Home Depot                                                                                           50,950                 29,300
Hubbell Inc.                                                                                          1,500                 12,600
I B M                                                                                                13,400                  9,884
Intel Corp.                                                                                          15,601                 13,990
Interpublic Group                                                                                    25,500                      0
Jefferson Pilot                                                                                           0                  4,825
Johnson & Johnson                                                                                    22,300                 25,370
Kerr McGee                                                                                            2,400                  4,500
Kimberly Clark                                                                                       41,110                  2,600
Lexmark Intl                                                                                            400                  6,150
                   COLUMN TOTALS



                                                                FORM 13F
                                             Name of Reporting Manager Todd Investment Advisors
                                      -----------------------------------------------------------------

                                      Item 2:                                Item 4:           Item 5:
            Item 1:                    Title            Item 3:               Fair           Shares of
         Name of Issuer                 of               CUSIP                Market          Principal
                                       Class            Number                Value            Amount

L G & E Energy                        Common           501917108                  628            30,179
Lilly, Eli & Company                  Common           532457108                1,697            20,000
Lucent Technologies                   Common           549463107                  248             2,300
Mack Cali Rlty Corp                   Common           554489104                1,410            48,020
Marsh McLennan                        Common           571748102                  361             4,860
May Dept Stores                       Common           577778103                1,127            28,802
MBIA                                  Common           55262C100                  203             3,500
MBNA Corp.                            Common           55262L100                4,871           204,022
McDonalds Corp.                       Common           580135101                2,158            47,630
Medtronic Inc.                        Common           585055106                  469             6,525
Mellon Bank                           Common           585509102                  303             4,300
Merck & Co Inc                        Common           589331107                7,966            99,420
Microsoft Corp.                       Common           594918104                6,350            70,850
Minnesota Mng & Mfg                   Common           504059105                  224             3,162
                   COLUMN TOTALS                                               28,015



                                                  FORM 13F                                                (SEC USE ONLY)
                               Name of Reporting Manager Todd Investment Advisors
                               --------------------------------------------------
                                                  Item 6:
                                               Investment Discretion                                           Item 8:
            Item 1:               ---------------------------------------------       Item 7:         Voting Authority ( Shares)
         Name of Issuer                         (b) Shared-                          Managers     ----------------------------------
                                   (a) Sole     As Defined        (c) Shared-       See Inst. V   (a) Sole    (b) Shared    (c) None
                                                in Inst. V          Other
L G & E Energy                                                                                      2,499                    27,680
Lilly, Eli & Company                                                                               12,800                     7,200
Lucent Technologies                                                                                     0                     2,300
Mack Cali Rlty Corp                                                                                30,020                    18,000
Marsh McLennan                                                                                          0                     4,860
May Dept Stores                                                                                     2,730                    26,072
MBIA                                                                                                    0                     3,500
MBNA Corp.                                                                                        108,882                    95,140
McDonalds Corp.                                                                                    32,980                    14,650
Medtronic Inc.                                                                                          0                     6,525
Mellon Bank                                                                                           600                     3,700
Merck & Co Inc                                                                                     31,420                    68,000
Microsoft Corp.                                                                                    33,590                    37,260
Minnesota Mng & Mfg                                                                                     0                     3,162
                   COLUMN TOTALS





                                                                 FORM 13F

                                            Name of Reporting Manager Todd Investment Advisors
                                     --------------------------------------------------------------

                                      Item 2:                                 Item 4:           Item 5:
            Item 1:                    Title            Item 3:                Fair            Shares of
         Name of Issuer                 of               CUSIP                 Market          Principal
                                       Class            Number                 Value            Amount

Mobil Corp                            Common           607059102                  911            10,350
Monsanto                              Common           611662107                  312             6,800
Morgan, J. P. & Co.                   Common           616880100                1,735            14,063
National City Corp.                   Common           635405103                3,280            49,418
Norfolk Southern Co.                  Common           655844108                  320            12,133
Northern States Pwr                   Common           665772109                1,561            67,300
Pfizer Inc.                           Common           717081103                2,511            18,100
Philip Morris, Inc                    Common           718154107                2,222            63,177
Phycor Inc.                           Common           71940F100                  185            39,000
PPG Industries                        Common           693506107                  374             7,300
Proctor & Gamble Co.                  Common           742718109                3,397            34,681
Providian Finl Corp                   Common           74406A102                2,092            19,020
Raytheon                              Common           755111408                2,496            42,566
Regions Finl corp.                    Common           758940100                  772            22,300
                   COLUMN TOTALS                                               22,168


                                                    FORM 13F                                              (SEC USE ONLY)
                                   Name of Reporting Manager Todd Investment Advisors
                                   ---------------------------------------------------------
                                                       Item 6:
                                                Investment Discretion                                         Item 8:
            Item 1:                 ---------------------------------------------     Item 7:        Voting Authority ( Shares)
         Name of Issuer                              (b) Shared-                     Managers     -------------------------------
                                    (a) Sole         As Defined        (c) Shared-  See Inst. V   (a) Sole  (b) Shared   (c) None
                                                     in Inst. V           Other
Mobil Corp                                                                                            400                  9,950
Monsanto                                                                                              500                  6,300
Morgan, J. P. & Co.                                                                                12,163                  1,900
National City Corp.                                                                                 1,650                 47,768
Norfolk Southern Co.                                                                                    0                 12,133
Northern States Pwr                                                                                44,500                 22,800
Pfizer Inc.                                                                                        16,100                  2,000
Philip Morris, Inc                                                                                  8,444                 54,733
Phycor Inc.                                                                                        39,000                      0
PPG Industries                                                                                      1,500                  5,800
Proctor & Gamble Co.                                                                                4,600                 30,081
Providian Finl Corp                                                                                     0                 19,020
Raytheon                                                                                           20,602                 21,964
Regions Finl corp.                                                                                 21,000                  1,300
                   COLUMN TOTALS

Page 8 of 9

                                                                 FORM 13F

                                            Name of Reporting Manager Todd Investment Advisors
                                      ------------------------------------------------------------------

                                      Item 2:                                  Item 4:           Item 5:
            Item 1:                    Title            Item 3:                Fair            Shares of
         Name of Issuer                 of               CUSIP                 Market          Principal
                                       Class            Number                 Value            Amount

Royal Dutch Petroleum                 Common           780257804                3,159            60,758
Safeway Inc.                          Common           786514208                2,319            45,200
Sara Lee Corp.                        Common           803111103                1,267            51,200
SBC Communications                    Common           78387G103                2,685            56,898
Schering Plough Corp                  Common           806605101                  939            17,000
Sears                                 Common           812387108                1,265            27,994
Service Corp International            Common           817565104                  154            10,800
Simon Property Group                  Common           828806109                1,311            47,792
Spieker Pptys Inc                     Common           848497103                  324             9,200
State Str Corp                        Common           857477103                  452             5,500
Teco Energy Inc.                      Common           872375100                1,836            92,360
Tee Comm Electrs Inc.                 Common           87900H100                    0            10,000
Texaco Inc.                           Common           881694103                2,805            49,421
Texas Utilities Co                    Common           882848104                2,247            53,500
                   COLUMN TOTALS                                               20,763


                                                    FORM 13F                                             (SEC USE ONLY)

                                Name of Reporting Manager Todd Investment Advisors
                                --------------------------------------------------
                                                    Item 6:
                                               Investment Discretion                                        Item 8:
            Item 1:                ---------------------------------------------    Item 7:         Voting Authority ( Shares)
         Name of Issuer                             (b) Shared-                    Managers     -------------------------------
                                   (a) Sole         As Defined        (c) Shared- See Inst. V   (a) Sole  (b) Shared   (c) None
                                                    in Inst. V           Other
Royal Dutch Petroleum                                                                            30,108                 30,650
Safeway Inc.                                                                                     45,200                      0
Sara Lee Corp.                                                                                   30,000                 21,200
SBC Communications                                                                               42,200                 14,698
Schering Plough Corp                                                                                  0                 17,000
Sears                                                                                            21,094                  6,900
Service Corp International                                                                        1,000                  9,800
Simon Property Group                                                                             25,092                 22,700
Spieker Pptys Inc                                                                                 2,500                  6,700
State Str Corp                                                                                        0                  5,500
Teco Energy Inc.                                                                                 64,660                 27,700
Tee Comm Electrs Inc.                                                                                 0                 10,000
Texaco Inc.                                                                                      27,901                 21,520
Texas Utilities Co                                                                               38,700                 14,800
                   COLUMN TOTALS





                                                                   FORM 13F

                                                   Name of Reporting Manager Todd Investment Advisors
                                      -------------------------------------------------------------------------

                                      Item 2:                                 Item 4:           Item 5:
            Item 1:                    Title            Item 3:                Fair           Shares of
         Name of Issuer                 of               CUSIP                 Market          Principal
                                       Class            Number                 Value            Amount

United Technologies                   Common           913017109                4,707            34,756
Viasoft                               Common           92552U102                   58            14,000
Wachovia Corp.                        Common           929771103                3,756            46,258
Walgreens Co.                         Common           931422109                  927            32,800
Walmart Stores                        Common           931142103                6,101            66,184
Warner Lambert Co.                    Common           934488107                  431             6,500
                   COLUMN TOTALS                                               15,980





                  COMPANY TOTALS                                              229,605

                                                   FORM 13F                                             (SEC USE ONLY)

                                 Name of Reporting Manager Todd Investment Advisors
                                 --------------------------------------------------
                                                    Item 6:
                                                Investment Discretion                                        Item 8:
            Item 1:                ---------------------------------------------  Item 7:           Voting Authority ( Shares)
         Name of Issuer                         (b) Shared-                      Managers       -----------------------------------
                                    (a) Sole    As Defined        (c) Shared-   See Inst. V     (a) Sole  (b) Shared    (c) None
                                                in Inst. V           Other
United Technologies                                                                              16,076                  18,680
Viasoft                                                                                               0                  14,000
Wachovia Corp.                                                                                   24,960                  21,298
Walgreens Co.                                                                                     3,500                  29,300
Walmart Stores                                                                                   36,534                  29,650
Warner Lambert Co.                                                                                    0                   6,500
                   COLUMN TOTALS





                  COMPANY TOTALS
